Deferred tax - Movement in deferred tax assets and liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Movement in deferred tax assets and liabilities
At 1 January,	$ (74)	$ (104)	$ (136)
Credits / (Charged) to the income statement	(1)	24	15
(Charged) / Credited to other comprehensive income	(1)	8	4
Exchange	(1)	(2)	13
At December 31,	(77)	(74)	(104)
Assets
Movement in deferred tax assets and liabilities
At 1 January,	283	216	166
Credits / (Charged) to the income statement	(6)	60	75
(Charged) / Credited to other comprehensive income	(3)	4	(21)
Exchange	(6)	3	(4)
At December 31,	268	283	216
Liabilities
Movement in deferred tax assets and liabilities
At 1 January,	(357)	(320)	(302)
Credits / (Charged) to the income statement	5	(36)	(60)
(Charged) / Credited to other comprehensive income	2	4	25
Exchange	5	(5)	17
At December 31,	$ (345)	$ (357)	$ (320)